Transactions with Related Parties - Consolidated Statements of Comprehensive Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Vessel operating expenses	$ 9,172	$ 5,923	$ 4,976
General and administrative expenses (e)	$ 2,244	$ 2,013	$ 2,049